34. Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Amount of all fees and commissions accruing

The breakdown of the balance of this item is as follows:

Thousand of reais	2020	2019	2018

Collection and payment services:
Bills	1,083,262	1,143,229	1,070,258
Demand accounts	2,425,416	2,554,559	2,311,925
Cards (Credit and Debit) and Acquiring Services	6,009,780	6,620,708	5,854,503
Checks and other	138,483	188,249	169,872
Orders	856,723	720,521	622,405
Total	10,513,664	11,227,266	10,028,962

Marketing of non-Banking financial products:
Investment funds	450,940	725,494	717,924
Insurance	3,134,723	3,120,471	2,975,661
Capitalization plans	634,775	829,852	402,859
Total	4,220,438	4,675,817	4,096,444

Securities services:
Securities underwriting and placement	695,978	721,793	448,914
Securities trading	281,686	186,847	137,617
Administration and custody	495,457	401,310	41,794
Asset management	1,144	2,291	2,173
Total	1,474,265	1,312,241	630,497

Other:
Foreign exchange	1,450,636	968,270	934,801
Financial guarantees	728,232	650,241	708,819
Other fees and commissions	2,219,472	1,558,623	1,328,928
Total	4,398,340	3,177,134	2,972,549

Total	20,606,707	20,392,458	17,728,452